Note 4 - Summary of Significant Accounting Policies (Details Textual) - USD ($) Pure in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash, Uninsured Amount	$ 2.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Warrant Inducement Cost	$ 9.1
Current Prepaid Expenses To Non-current Prepaid Expenses [Member]
Prepaid Expense, Noncurrent		$ 0.1